Labor and social obligations (Tables)	12 Months Ended
Dec. 31, 2025
Labor And Social Obligations
Schedule of employees benefits

	December 31, 2025	December 31, 2024

Salaries and payroll charges	62,232	70,291
Provision for vacation	193,878	218,987
Healthcare plan (i)	106,589	117,578
Provision for profit sharing (ii)	203,784	181,446
Incentivized Dismissal Program - IDP (iii)	17,126	62,127
Voluntary Dismissal Program - VDP (iv)	113,338	629,273
Consent Decree (TAC)	2,163	5,587
Knowledge Retention Program (KRP)	519	904
Total	699,629	1,286,193